OPERATING EXPENSES - Other administrative and general expenses (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OPERATING EXPENSES
Fees	$ 756,835	$ 539,473	$ 531,669
Maintenance and repairs	592,493	580,752	599,519
Insurance	495,146	518,553	423,785
Data processing	363,105	307,609	234,219
Frauds and claims	201,115	144,689	65,589
Transport	198,828	178,841	212,582
Advertising	153,066	128,011	151,246
Public services	149,029	110,998	116,837
Cleaning and security services	111,717	106,112	100,593
Contributions and affiliations	101,727	95,638	73,689
Communications	71,861	75,847	77,375
Trust	64,575	34,470	59,334
Properties improvements and installation	64,554	46,489	51,187
Useful and stationery	53,476	50,575	83,891
Real estate management	28,962	26,968	25,012
Others	115,431	195,764	262,531
Total other administrative and general expenses	3,521,920	3,140,789	3,069,058
Taxes other than income tax	$ 719,593	$ 765,766	$ 757,820